Lease Liabilities - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Expense relating to short-term leases for which recognition exemption has been used	$ 300	$ 1,000	$ 1,700
Expense relating to variable lease payments not included in measurement of lease liabilities	3,000	1,600	1,700
Cost of goods sold	1,800	700	400
Selling and administrative expenses	165,263	182,167	197,177
Interest expense on lease liabilities	3,029	3,371	2,586
Cash outflow for leases	20,500	18,700	19,100
Selling and administrative expenses
Statements [Line Items]
Selling and administrative expenses	$ 1,200	$ 900	$ 1,300